Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customers [Line Items]
Contract liabilities decrease due to deconsolidation of contract liabilities			¥ 14,342
Revenue included in contract liabilities	¥ 5,262	¥ 5,328	28,209	¥ 34,564
Revenue remaining performance obligation	¥ 142,028		¥ 142,028
Automobile Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	10 years		10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period			Remaining term for the obligations ranges up to 15 years